Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Schedule of Goodwill
Balance at January 1, 2018	$1,579
Balance at December 31, 2018	$1,579
Balance at December 31, 2019	$1,579